CONVERTIBLE LOAN (Narrative) (Details)	12 Months Ended				0 Months Ended								12 Months Ended		0 Months Ended										12 Months Ended							0 Months Ended									12 Months Ended				0 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 03, 2013 Class A Ordinary Shares [Member] USD ($)	Jun. 03, 2013 Class A Ordinary Shares [Member] CNY	Sep. 05, 2014 SummitView [Member] Class A Ordinary Shares [Member] USD ($)	Mar. 05, 2015 Baring [Member] Class A Ordinary Shares [Member] Subsequent Event [Member]	Aug. 31, 2014 CEHIL [Member] USD ($) item	May 13, 2014 CEHIL [Member] USD ($)	May 13, 2014 CEHIL [Member] CNY	May 05, 2014 CEHIL [Member] CNY	Dec. 31, 2014 CEHIL [Member] CNY	May 05, 2014 CEHIL [Member] USD ($)	Sep. 05, 2014 CEHIL [Member] Class A Ordinary Shares [Member]	Mar. 05, 2015 CEHIL [Member] Class A Ordinary Shares [Member] Subsequent Event [Member]	Sep. 05, 2014 CEHIL [Member] Class A Ordinary Shares [Member] Subsequent Event [Member]	Sep. 05, 2014 CEHIL [Member] SummitView [Member] USD ($)	Sep. 05, 2014 CEHIL [Member] SummitView [Member] CNY	Sep. 05, 2014 New Flourish Holdings Limited [Member]	Sep. 05, 2014 New Flourish Holdings Limited [Member] Class A Ordinary Shares [Member]	May 05, 2014 New Flourish Holdings Limited [Member] Class A Ordinary Shares [Member]	Oct. 24, 2012 IFC Loan [Member] USD ($)	Oct. 24, 2012 IFC Loan [Member] CNY	Dec. 31, 2014 IFC Loan [Member] USD ($) item	Dec. 31, 2014 IFC Loan [Member] CNY	Dec. 31, 2013 IFC Loan [Member] CNY	Dec. 31, 2012 IFC Loan [Member] CNY	Jun. 12, 2012 IFC Loan [Member] USD ($)	Jun. 12, 2012 IFC Loan [Member] CNY	Oct. 24, 2012 IFC Loan [Member] Class A Ordinary Shares [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] SummitView [Member] Class A Ordinary Shares [Member]	Mar. 05, 2015 IFC Loan [Member] Baring [Member] Subsequent Event [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] CEHIL [Member] USD ($)	Mar. 05, 2015 IFC Loan [Member] CEHIL [Member] Subsequent Event [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] CEHIL [Member] Class A Ordinary Shares [Member]	Oct. 24, 2012 IFC Loan [Member] Minimum [Member] USD ($)	Jun. 12, 2012 IFC Loan [Member] Minimum [Member] USD ($)	Oct. 24, 2012 IFC Loan [Member] Interest rate change feature [Member] USD ($)	Oct. 24, 2012 IFC Loan [Member] Interest rate change feature [Member] CNY	Dec. 31, 2014 IFC Loan [Member] Within 12 months from the date of the Loan Agreement [Member]	Dec. 31, 2014 IFC Loan [Member] Within 12 months from the date of the Loan Agreement [Member] Minimum [Member] USD ($)	Dec. 31, 2014 IFC Loan [Member] At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member]	Dec. 31, 2014 IFC Loan [Member] At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan [Member] Minimum [Member] USD ($)	May 13, 2014 IFC C Loan [Member] USD ($)	May 13, 2014 IFC C Loan [Member] CNY	Dec. 31, 2014 IFC C Loan [Member] USD ($)	Dec. 31, 2014 IFC C Loan [Member] CNY	May 13, 2014 IFC C Loan [Member] CEHIL [Member] USD ($)	May 13, 2014 IFC C Loan [Member] CEHIL [Member] CNY	May 13, 2014 IFC C Loan [Member] Minimum [Member]	May 13, 2014 IFC C Loan [Member] Maximum [Member]	May 13, 2014 IFC D Loan [Member] CEHIL [Member] USD ($)	May 13, 2014 IFC D Loan [Member] CEHIL [Member] CNY	Jun. 12, 2012 IFC D Loan [Member] CEHIL [Member]	May 13, 2014 Other loan [Member] CEHIL [Member] USD ($)	May 13, 2014 Other loan [Member] CEHIL [Member] CNY
Convertible loan [Line Items]
Amount of debt that may be converted																																					$ 1,000,000	$ 1,000,000
Period prior to which debt may be converted																							5 years	5 years
Conversion price (in dollars per ADS)																							$ 10						$ 10		$ 5
Variable interest rate margin (as a percent)																									4.50%	4.50%															3.50%		3.00%
Variable rate basis																									6-month LIBOR	6-month LIBOR
Average trading price of ADSs (in dollars per share)																																										$ 7.0		$ 12.0
Period for average trading price of ADSs																																									3 months			4 months
Number of equal semi-annual installments																									2	2
Value of convertible promissory notes held by creditor at the time of conversion							5,000											36,692,000	224,517,000														5,000,000	31,692,000	6,308,000
Penalty interest rate (as a percent)																									2.00%	2.00%
Penalty interest amount																											1,082,000
Intrinsic value of embedded conversion feature
Proceeds from issuance accounted for as the conversion feature																																													49,121,000	300,574,000
Costs incurred attributable to the issuance of Loan																									567,000	3,432,000
Front fee paid																										4,924,000
Front fee amortization amount																											43,000	4,881,000
Fair value of derivative assets																																							61,000	369,000
Amount of loans and funds provided for restructuring plan										48,000,000		290,600,000		48,000,000
Required liquidated damages (as a percent)																							0.50%	0.50%
Principal IFC loan																							20,000,000	125,710,000		69,760,000	102,905,000		20,000,000	125,710,000					48,000				20,000,000	121,074,000					17,000,000	104,023,000			17,000,000	104,023,000			13,981,000	85,550,000		17,019,000	104,139,000
Each period for which liquidated damages required																							30 days	30 days
Required liquidated damages cap (as a percent)																							6.00%	6.00%
Period within which registration statement is required to be declared effective in the event there are no SEC comments																									30 days	30 days
Period within which registration statement is required to be declared effective in the event there are SEC comments																									90 days	90 days
Period after conversion of debt, for which Company required to maintain the effectiveness of the registration statement																									1 year	1 year
Amount of loan repaid												80,000,000
Economic interest (as a percent)												85.00%
Voting rights (as a percent)												50.10%
Term of debt agreement																																																					3 years	3 years
Interest rate (as a percent)																																																	3.00%	3.00%					3.00%
Amount assigned to lenders										5,000,000	30,595,000
Interest expense																										98,705,000
Number of shares issued on conversion of convertible loan							83,584,770	83,584,770	170,368,902	972,782,696	972,782,696				501,508,621	133,735,632	133,735,632	755,462,293	755,462,293	170,368,902	170,368,902	170,368,902										83,584,770			972,782,696	501,508,621
Conversion rate (in dollars per share)										0.0493	0.0493																																		0.0493	0.0493					0.0493	5
Number of equal annual installments									3
Fair value of IFC loan after amendment																																													41,538,000	254,169,000
Share price (in dollars per share)																																													$ 0.1155
Interest accrued and not paid																																													1,121,000	6,862,000
Amount of gain recognized	(23,193,000)	(143,901,000)																																													23,417,000	143,901,000
Amount of debt converted							5,000											36,692,000	224,517,000														5,000,000	31,692,000	6,308,000
Total purchase consideration of shares issued and sold			129,772,000		21,000,000	128,035,000			5,779,000
Share-based compensation expenses		5,110,000	22,826,000	34,971,000									94,360,000
Unamortized loan discount recognized as interest expense																										98,705,000